Wells Fargo Funds Management, LLC
525 Market Street, 12th Floor
San Francisco, CA 94105

March 1, 2011

Via EDGAR

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

450 Fifth Street, NW

Washington, DC 20549

Re: Wells Fargo Funds Trust (the “Trust”)

       Post-Effective Amendment No. 186 to Registration Statement

       No. 333-74295/811-09253

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Trust hereby certifies that (i) for each fund listed in Exhibit A, the form of the Fund’s prospectuses and Statement of Additional Information that the Trust would have filed under Rule 497(c) under the Act would not have differed from the prospectuses and Statement of Additional Information contained in the Trust's recent post-effective amendment (Post-Effective Amendment No. 186 to Registration Statement No. 333-74295/811-09253) (the "Amendment"); and (ii) the text of the Amendment was filed electronically via EDGAR on February 24, 2011 (accession no.: 0001081400-11-000033).

If you have any questions or would like further information, please call Susan Leichtner at (415) 222-6295.

 Very truly yours,

 /s/ Lawrence Hing
Lawrence Hing
Senior Counsel

EXHIBIT A

Funds Trust

Wells Fargo Advantage Health Care Fund

Wells Fargo Advantage Precious Metals Fund

Wells Fargo Advantage Specialized Technology Fund

Wells Fargo Advantage Utility and Telecommunications Fund